Fair Value Measurements and Hierarchy - Option Pricing (Details)	Jun. 30, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y	Dec. 03, 2021 item $ / shares	Feb. 12, 2021 item $ / shares	Dec. 31, 2020 Y $ / shares
Volatility | Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input | item			0.210	0.178
Risk-Free Interest rate | Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input | item			0.0113	0.0056
Exercise Price | Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants, measurement input			11.50	11.50
P3 Health Partners Inc. | Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input		60.0
P3 Health Partners Inc. | Volatility | Class D Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input					65.0
P3 Health Partners Inc. | Volatility | Private Placement Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input	65.00	60.00
P3 Health Partners Inc. | Risk-Free Interest rate
Class of Warrant or Right [Line Items]
Warrants, measurement input		1.26
P3 Health Partners Inc. | Risk-Free Interest rate | Class D Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input					0.10
P3 Health Partners Inc. | Risk-Free Interest rate | Private Placement Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input	3.00	1.26
P3 Health Partners Inc. | Exercise Price
Class of Warrant or Right [Line Items]
Warrants, measurement input		11.50
P3 Health Partners Inc. | Exercise Price | Class D Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input					4.68
P3 Health Partners Inc. | Exercise Price | Private Placement Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input	11.50	11.50
P3 Health Partners Inc. | Expected Term
Class of Warrant or Right [Line Items]
Warrants, measurement input		4.9
P3 Health Partners Inc. | Expected Term | Class D Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input | Y					1.1
P3 Health Partners Inc. | Expected Term | Private Placement Warrants | Level 3
Class of Warrant or Right [Line Items]
Warrants, measurement input | Y	4.4	4.9